EQUITY - Stock warrants activities (Details) - Warrant	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding of beginning balance | shares	131,000
Granted | shares	0
Expired | shares	0
Outstanding of ending balance | shares	131,000
Warrants exercisable at April 30, 2025 | shares	131,000
Weighted Average Exercise Price
Outstanding of beginning balance | $ / shares	$ 200
Granted | $ / shares	0
Expired | $ / shares	0
Outstanding of ending balance | $ / shares	200
Warrants exercisable at April 30, 2025 | $ / shares	$ 200
Intrinsic value | $	$ 0